UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22474

Excelsior Private Markets Fund II (TE), LLC

(Exact name of registrant as specified in charter)

325 North Saint Paul Street, 49th Floor

Dallas, TX 75201

(Address of principal executive offices) (Zip code)

Robert Conti, Chief Executive Officer and President

Excelsior Private Markets Fund II (TE), LLC

c/o Neuberger Berman Management, LLC

605 Third Avenue, 2nd Floor

New York, NY 10158-0180

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-212-476-8800

Date of fiscal year end:  March 31

Date of reporting period:  June 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Excelsior Private Markets Fund II (TE), LLC (the “Fund”) invests substantially all of its assets in Excelsior Private Markets Fund II (Master), LLC (the “Company”). The percentage of the Company’s members’ equity owned by the Fund at June 30, 2016, was 59.82%. The Fund has included the Company’s schedule of investments as of June 30, 2016, below. The Company’s schedule of investments was also filed on Form N-Q with the Securities and Exchange Commission on August 29, 2016.

Excelsior Private Markets Fund II (Master), LLC

Schedule of Investments

June 30, 2016 (Unaudited)

Portfolio Funds (A),(B),(D),(E)	Acquisition Type	Acquisition Dates (C)	Geographic Region (F)	Fair Value

Buyout/Growth (58.17%)
Advent International GPE VII-B, L.P.	Primary	8/2012 - 6/2016	North America	$8,980,092
Apax US VII, L.P.	Secondary	12/2011 - 11/2013	North America	5,331,681
Apax VIII - B, L.P.	Primary	6/2013 - 3/2016	Europe	3,856,732
BC European Capital IX	Primary	3/2012 - 2/2016	Europe	1,856,276
CVC European Equity Partners II, L.P.	Secondary	3/2012	Europe	32,143
Doughty Hanson & Co III	Secondary	2/2012	Europe	989,593
FTV IV, L.P.	Primary	12/2012 - 5/2016	North America	7,128,584
Green Equity Investors VI, L.P.	Primary	11/2012 - 6/2016	North America	7,613,169
Grey Mountain Partners Fund III, L.P.	Primary	7/2013 - 4/2016	North America	3,519,253
HgCapital 7 C, L.P.	Primary	12/2013 - 6/2016	Europe	5,781,854
Industri Kapital 1997 Limited Partnership III	Secondary	2/2012 - 6/2012	Europe	5,310
Permira Europe I	Secondary	3/2012	Europe	59,015
Platinum Equity Capital Partners III, L.P.	Secondary	10/2013 - 6/2016	North America	4,093,514
Silver Lake Kraftwerk Fund, L.P.	Primary	12/2012 - 6/2016	North America	1,889,843
SPC Partners V, L.P.	Primary	7/2012 - 4/2016	North America	6,981,529
Thomas H. Lee Equity Fund VI, L.P.	Secondary	4/2012 - 4/2016	North America	6,080,926
Vision Capital Partners IV, L.P.	Secondary	2/2012	Europe	500,262
Vision Capital Partners VII L.P.	Secondary	7/2012 - 4/2015	Europe	3,092,574
				67,792,350
Special Situations (14.62%)
ArcLight Energy Partners Fund V, L.P.	Primary	12/2011 - 2/2016	North America	2,476,095
Lone Star Real Estate Fund III (U.S.), L.P.	Primary	5/2014 - 5/2016	North America	5,648,234
Ridgewood Energy Oil & Gas Fund II, L.P.	Primary	5/2013 - 6/2016	North America	4,418,866
Royalty Opportunities S.àr.l.	Primary	8/2011 - 1/2015	Europe	4,460,440
Technology Venture Partners No. 3 Fund	Secondary	7/2012 - 2/2013	Oceania	39,116
				17,042,751
Venture Capital (26.92%)
Abingworth Bioventures II SICAV	Secondary	3/2012	Europe	20,990
Battery Ventures X Side Fund, L.P.	Primary	7/2013 - 6/2016	North America	1,706,284
Battery Ventures X, L.P.	Primary	6/2013 - 6/2016	North America	2,230,633
DFJ Growth 2013, L.P.	Primary	7/2013 - 6/2016	North America	7,148,902
Francisco Partners, L.P.	Secondary	4/2012	North America	237,297
Intersouth Partners V, L.P.	Secondary	3/2012	North America	83,926
InterWest Partners IX, L.P.	Secondary	12/2011 - 4/2015	North America	986,134
InterWest Partners VIII, L.P.	Secondary	12/2011	North America	606,776
InterWest Partners X, L.P.	Secondary	12/2011 - 4/2015	North America	1,542,425
JK&B Capital III, L.P.	Secondary	4/2012 - 7/2012	North America	22,823
Lightspeed China Partners I, L.P.	Primary	5/2012 - 6/2015	North America	4,937,026
Lightspeed Venture Partners IX, L.P.	Primary	3/2012 - 6/2016	North America	7,225,143
Polaris Venture Partners III, L.P.	Secondary	3/2012	North America	280,150
Trinity Ventures XI, L.P.	Primary	4/2013 - 10/2015	North America	4,340,881
				31,369,390

Total Investments in Portfolio Funds (cost $90,949,502) (99.71%)				116,204,491
Other Assets & Liabilities (Net) (0.29%)				335,030
Members’ Equity - Net Assets (100.00%)				$116,539,521

(A)	Non-income producing securities, which are restricted as to public resale and liquidity.

(B)	Total cost of illiquid and restricted securities at June 30, 2016 aggregated $90,949,502. Total fair value of illiquid and restricted securities at June 30, 2016 was $116,204,491 or 99.71% of net assets.

(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.

(D)	The estimated cost of the Portfolio Funds at June 30, 2016 for federal income tax purposes aggregated $82,777,960. The net unrealized appreciation for federal income tax purposes was estimated to be $33,426,531. The net unrealized appreciation consisted of gross unrealized appreciation and gross unrealized depreciation of $34,079,961 and $653,430, respectively.

(E)	All percentages are calculated as fair value divided by the Company’s Members’ Equity - Net Assets.

(F)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.

Valuation of Investments

Excelsior Private Markets Fund II (Master), LLC (the “Company”) computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by Neuberger Berman Management, LLC (the “Investment Adviser”) and NB Alternatives Advisers LLC (the “Sub-Adviser”) in accordance with valuation principles set forth below, or as may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board of Managers of the Company (the “Board).

The Board has approved the Procedures pursuant to which the Company values its interests in the portfolio funds (the “Portfolio Funds”) and other investments. The Board has delegated to the Sub-Adviser general responsibility for determining the value of the assets held by the Company. The value of the Company’s interests is based on information reasonably available at the time the valuation is made and the Sub-Adviser believes to be reliable.

It is expected that most of the Portfolio Funds in which the Company invests will meet the criteria set forth under ASC 820, permitting the use of the practical expedient to determine the fair value of the Portfolio Fund investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to a Portfolio Fund, the Sub-Adviser generally will value the Company’s investment in the Portfolio Fund based primarily upon the value reported to the Company by the Portfolio Fund as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies.

FASB ASC 820-10 “Fair Value Measurements and Disclosure” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 (“ASU 2015-07”), Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), modifying Accounting Standards Codification 946 Financial Services – Investment Companies. Under the modifications, investments in affiliated and private investment funds valued at NAV are no longer included in the fair value hierarchy. As a result of adopting ASU 2015-07, investments in Portfolio Funds with a fair value of $116,204,491 are excluded from the fair value hierarchy as of June 30, 2016.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. An investment's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Sub-Adviser. The Sub-Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by multiple, independent sources that are actively involved in the relevant market. The categorization of an investment within the hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the Sub-Adviser’s perceived risk of that investment.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Company commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Company generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the “secondary market.”

The estimated remaining life of the Company’s Portfolio Funds as of June 30, 2016 is one to nine years, with the possibility of extensions by each of the Portfolio Funds.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):  Excelsior Private Markets Fund II (TE), LLC

By (Signature and Title) /s/ Robert Conti

Robert Conti, Chief Executive Officer and President

Date  August 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Robert Conti

Robert Conti, Chief Executive Officer and President

Date  August 29, 2016

By (Signature and Title) /s/ John M. McGovern

John M. McGovern, Treasure and Principal Financial and Accounting Officer

Date  August 29, 2016